Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Current Assets:
Cash & cash equivalents	$ 209,891	$ 766,189
Certificates of deposit		244,971
Accounts Receivable	238,598	137,499
Loan Receivable – Bridge Loan	1,815,000
Notes Receivable	163,468	667,512
Inventories	278,155	265,045
Prepaid Expense and other assets	404,428	289,966
Total Current Assets	3,109,540	2,371,182
Notes Receivable	1,134,774	1,070,000
Fixed Assets, net	198,258	87,716
Intangibles, net	973,127	95,356
Total Assets	5,415,699	3,624,254
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts Payable	409,099	140,462
Note Payable – Bridge Loan Net of Discount of $1,293,047	1,004,680
Accrued Expenses	315,039	785,215
Derivative Liability	645,008
Deferred Revenue	15,306	6,663
Total Liabilities	2,389,132	932,340
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, $.01 par value, 50,000,000 authorized, 6,943,283 and 4,564,428 outstanding	133,983	69,432
Additional paid-in capital	(64,297,137)	(57,380,256)
Accumulated deficit	61,405,345	54,765,045
Total Stockholders' Equity	3,026,567	2,691,914
Total Liabilities and Stockholders' Equity	5,415,699	3,624,254
Series B Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock	792	792
Series C Convertible Preferred Stock [Member]
Stockholders’ Equity:
Preferred stock		$ 6,479